Related Parties (Tables)	6 Months Ended
Dec. 31, 2025
Schedule of Loans with Related Parties [Abstract]
Schedule of Related Party Loan Relates to an Interest Free Loan

For the six months ended December 31, 2025 and the year ended June 30, 2025 the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

	Purchases of Seed for the Six Months Ended December 31, 2025	Purchases of Oils for the Six Months Ended December 31, 2025	Sales of Meals/Oil for the Six Months Ended December 31, 2025	Other Sales for the Six Months Ended December 31, 2025	Management Fee for the Six Months Ended December 31, 2025	Lease for the Six Months Ended December 31, 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd	4,100,425	-	2,550,561	-	82,000	-
Soon Soon Oilmills Sdn Bhd. *	-	866,280	-	-	-	-
Sunmania Pty Ltd.	-	-	-	22,010	-	49,000

Schedule of Loans with Related Parties

The current loans are payable on demand, and the non-current loans have a maturity date which is more than 12 months from the date of December 31, 2025.

	Balance as of December 31, 2025 (Unaudited)
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	6,189,389	493,557	6,682,946
Sunmania Pty Ltd loan	192,000	-	192,000
Total due to related parties	6,381,389	493,557	6,874,946
Due from related party
Energreen Nutrition Australia Pty Ltd. loan receivable	633,773	-	633,773
Trade payable (related party)
Energreen Nutrition Australia Pty Ltd.	698,655	-	698,655
Sunmania Pty Ltd	41,018	-	41,018
JSKS Enterprise Pty Ltd.	612,127	-	612,127
Soon Soon Oilmills	182,730	-	182,730
Total trade payable (related party)	1,534,530	-	1,534,530
Trade receivable (related party)
Trade receivable- Energreen Nutrition	109,213	-	109,213
Trade receivable- Sunmania Pty Ltd	2,290	-	2,290
Total trade receivable(related party)	111,503	-	111,503

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of June 30, 2025.

	Balance as of June 30, 2025
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	5,728,571	588,688	6,317,259
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Total due to related parties	5,880,571	688,059	6,568,630
Due from related party
Energreen Nutrition-Related party loan receivable	633,733	-	633,733
Trade payable (related party)
Energreen Nutrition Australia Pty Ltd.	5,563,563	-	5,563,563
Sunmania Pty Ltd	38,500	-	38,500
Soon Soon Oilmills	153,105	-	153,105
Total trade payable (related party)	5,755,168	-	5,755,168
Trade receivable (related party)
Energreen Nutrition Australia Pty Ltd.	30,040	-	30,040
Sunmania Pty Ltd	14,347	-	14,347
Total trade receivable (related party)	44,387	-	44,387